UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

FORM N-Q

MAY 31, 2012

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.4%
Education - 12.8%
Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Facility Student Housing Corp., LOC-HSBC Bank USA N.A.	0.170%	10/1/35	$1,960,000	$1,960,000	(a)(b)
Chemung County, NY, Industrial Development Agency, Civic Facilities Revenue, Elmira College Project, LOC-JPMorgan Chase	0.180%	7/1/38	2,935,000	2,935,000	(a)(b)
Monroe County, NY, Industrial Development Agency Revenue, Monroe Community College, LOC-JPMorgan Chase	0.160%	1/15/32	8,480,000	8,480,000	(a)(b)
New York State Dormitory Authority Revenue:
Cornell University, SPA-HSBC Bank USA N.A.	0.160%	7/1/33	6,300,000	6,300,000	(a)(b)
Cornell University, SPA-JPMorgan Chase	0.170%	7/1/30	2,900,000	2,900,000	(a)(b)
Non-State Supported Debt, Columbia University	0.160%	9/1/39	200,000	200,000	(a)(b)
Non-State Supported Debt, Culinary Institute of America, XLCA, LOC-TD Bank N.A.	0.160%	7/1/36	1,000,000	1,000,000	(a)(b)
Non-State Supported Debt, Oxford University Press Inc., LOC-Barclays Bank PLC	0.190%	7/1/23	6,125,000	6,125,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.170%	7/1/32	9,400,000	9,400,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.170%	7/1/35	95,000	95,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-U.S. Bank N.A.	0.160%	7/1/40	1,600,000	1,600,000	(a)(b)
Non-State Supported Debt, University of Rochester, LOC-JPMorgan Chase	0.170%	7/1/33	7,900,000	7,900,000	(a)(b)
Non-State Supported Debt, Wagner College, LOC-TD Bank N.A.	0.160%	7/1/38	5,100,000	5,100,000	(a)(b)
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.150%	7/1/31	14,000,000	14,000,000	(a)(b)
State Supported Debt, Cornell University, SPA-HSBC Bank USA N.A.	0.160%	7/1/33	5,385,000	5,385,000	(a)(b)
State Supported Debt, New York Public Library Astor Lenox & Tilden Foundations, LOC-TD Bank N.A.	0.140%	7/1/28	275,000	275,000	(a)(b)
State Supported Debt, University of Rochester, LOC-HSBC Bank USA N.A.	0.190%	7/1/33	2,600,000	2,600,000	(a)(b)
Wagner College, LOC-Morgan Guarantee Trust	0.160%	7/1/28	220,000	220,000	(a)(b)
New York State Dormitory Authority Revenues, Trustees of Columbia University	5.000%	7/1/12	1,000,000	1,003,958
New York State Dormitory Authority, Lease Revenue, City University of New York	2.000%	7/1/12	1,300,000	1,301,656
Syracuse, NY, Industrial Development Agency Revenue, Syracuse University, LOC-JPMorgan Chase	0.160%	12/1/35	460,000	460,000	(a)(b)

Total Education				79,240,614

Finance - 10.1%
New York City, NY, TFA:
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.170%	11/1/22	21,095,000	21,095,000	(a)(b)
New York City Recovery Project Revenue, Subordinated, LIQ-JPMorgan Chase	0.190%	11/1/22	200,000	200,000	(a)(b)
New York City Recovery Project Revenue, Subordinated, SPA-Royal Bank of Canada	0.190%	11/1/22	4,500,000	4,500,000	(a)(b)
New York City Recovery, Subordinated, SPA-Bank of New York	0.140%	11/1/22	5,485,000	5,485,000	(a)(b)
New York State Housing Finance Agency Affordable Housing Revenue, Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.110%	5/1/45	15,855,000	15,855,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Finance - continued
New York State Housing Finance Agency\Revenue, 360 West, 43-A-Remarketed 12/11/03, FNMA	0.180%	11/15/33	$9,800,000	$9,800,000	(a)(b)(c)
New York State LGAC Revenue, SPA-JPMorgan Chase	0.160%	4/1/24	5,640,000	5,640,000	(a)(b)

Total Finance				62,575,000

General Obligation - 16.1%
Albany County, NY, GO	2.000%	6/1/12	1,000,000	1,000,000
Arlington, NY, CSD, GO	2.000%	6/15/12	265,000	265,157
Arlington, NY, CSD, GO	2.000%	12/15/12	50,000	50,401
Arlington, NY, CSD, GO, BAN	1.000%	11/16/12	762,300	763,970
Brookhaven, NY, GO, BAN	1.000%	9/28/12	4,408,000	4,415,983
Brookhaven-Comsewogue, NY, Union Free School District, GO	2.000%	7/15/12	80,000	80,144
Canandaigua, NY, City School District, GO, BAN	0.750%	6/21/12	1,065,000	1,065,037
Carmel, NY, GO, BAN	1.000%	10/12/12	511,000	511,775
Central Islip, NY, Union Free School District, GO, BAN	1.000%	9/14/12	4,250,000	4,254,597
Clarence, NY, GO, BAN	1.000%	7/26/12	1,048,000	1,048,721
Galway, NY, CSD, GO	2.000%	6/1/12	20,000	20,000
Greece, NY, CSD, GO	1.500%	6/15/12	2,750,000	2,751,094
Greece, NY, CSD, GO	1.500%	6/15/12	205,000	205,082
Greece, NY, CSD, GO	1.500%	12/15/12	1,295,000	1,302,353
Guilderland, NY, CSD, GO, BAN	1.000%	7/19/12	300,000	300,148
Hamburg Village, NY, GO, BAN	1.000%	7/19/12	450,000	450,140
Honeoye Falls-Lima, NY, CSD, GO	2.000%	4/15/13	400,000	404,672
Huntington, NY, GO, Public Improvement	2.000%	7/15/12	530,000	531,116
Iroquois, NY, CSD, GO, BAN	0.750%	6/26/12	1,635,000	1,635,113
Islip, NY, GO, BAN	1.000%	12/14/12	300,000	300,734
Jordan-Elbridge, NY, CSD, GO, BAN	1.000%	7/27/12	2,600,000	2,600,339
Katonah-Lewisboro, NY, Union Free School District, GO, BAN	1.000%	7/13/12	100,000	100,020
Kings Point, NY, GO, BAN	1.000%	8/3/12	430,000	430,427
Lancaster, NY, CSD, GO, BAN	1.000%	6/15/12	1,205,000	1,205,266
Locust Valley, NY, CSD, GO, TAN	1.000%	6/21/12	600,000	600,189
New Rochelle, NY, City School District, GO, BAN	1.000%	1/25/13	2,085,000	2,090,656
New York City, NY, GO:
LOC-Bank of New York	0.160%	3/1/34	10,800,000	10,800,000	(a)(b)
LOC-Bank of Nova Scotia	0.160%	8/1/31	3,000,000	3,000,000	(a)(b)
LOC-U.S. Bank N.A.	0.160%	4/1/38	1,500,000	1,500,000	(a)(b)
SPA-Calyon Bank	0.330%	12/1/32	2,100,000	2,100,000	(a)(b)
New York, NY, GO:
LIQ-Bank of Nova Scotia	0.140%	8/1/20	1,100,000	1,100,000	(a)(b)
LOC-Bank of Tokyo-Mitsubishi UFJ	0.170%	4/1/42	9,800,000	9,800,000	(a)(b)
LOC-Wells Fargo Bank N.A.	0.180%	4/1/42	3,600,000	3,600,000	(a)(b)
Orangetown, NY, GO, BAN	1.750%	9/27/12	730,000	732,687
Orchard Park Town, NY, GO, BAN	1.000%	10/25/12	780,000	781,422
Oyster Bay, NY, GO, BAN	3.000%	8/10/12	9,100,000	9,142,913
Oyster Bay-East Norwich, NY, CDS, GO, TAN	1.000%	6/22/12	500,000	500,151
Port Chester, NY, GO:
BAN	1.000%	2/27/13	1,600,000	1,605,402
Public Improvement	2.000%	10/1/12	60,000	60,318
Sewanhaka, NY, Central High School District of Elmont, GO, TAN	1.000%	6/22/12	900,000	900,289
Shenendehowa, NY, CSD, GO	2.000%	7/15/12	1,170,000	1,172,491
Susquehanna Valley, NY, CSD, GO, BAN	1.000%	6/29/12	6,500,000	6,501,577
Taconic Hills, NY, School District at Craryville, GO, BAN	1.000%	7/6/12	600,000	600,182

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
General Obligation - continued
Tarrytowns, NY, Union Free School District, GO, BAN	1.000%	8/10/12	$1,600,000	$1,601,706
Tonawanda Town, NY, GO, BAN	1.000%	9/6/12	1,400,000	1,401,698
Tonawanda, NY, GO, BAN	1.000%	6/1/13	3,440,000	3,450,182	(d)
Tuckahoe, NY, Common School District Southampton, GO, TAN	1.000%	6/27/12	500,000	500,156
Union Endicott, NY, CSD, GO, BAN	1.000%	6/28/12	8,900,000	8,902,344
Wallkill, NY, CSD, GO	2.000%	6/15/12	70,000	70,036
Wallkill, NY, GO, BAN	1.250%	9/7/12	1,210,000	1,211,316
Yorktown, NY, CSD, GO, BAN	1.250%	6/29/12	250,000	250,093

Total General Obligation				99,668,097

Health Care - 8.0%
Nassau Health Care Corp., NY, Revenue:
LOC-JPMorgan Chase	0.220%	8/1/29	2,100,000	2,100,000	(a)(b)
LOC-TD Bank N.A.	0.160%	8/1/29	10,200,000	10,200,000	(a)(b)
LOC-TD Bank N.A.	0.160%	8/1/29	300,000	300,000	(a)(b)
New York City, NY, Health & Hospital Corp. Revenue, LOC-JPMorgan Chase	0.200%	2/15/26	3,910,000	3,910,000	(a)(b)
New York State Dormitory Authority Revenues:
Catholic Health System Obligation, LOC-HSBC Bank USA N.A.	0.190%	7/1/25	100,000	100,000	(a)(b)
Mental Health Services, SPA-HSBC Bank USA	0.150%	2/15/31	3,845,000	3,845,000	(a)(b)
Mental Health Services, SPA-JPMorgan Chase	0.160%	2/15/31	625,000	625,000	(a)(b)
Non-State Supported Debt, Northern Westchester Association, LOC-TD Bank N.A.	0.150%	11/1/34	8,085,000	8,085,000	(a)(b)
Niagara, NY, Area Development Corp. Revenue, Niagara Falls Memorial Medical Center, LOC-HSBC Bank USA N.A.	0.150%	11/1/36	3,200,000	3,200,000	(a)(b)
Oneida County, NY, Industrial Development Agency, Civic Facility Revenue, Saint Elizabeth Medical Center Facility, LOC-HSBC Bank	0.160%	6/1/26	6,150,000	6,150,000	(a)(b)
Syracuse, NY, Industrial Development Agency, Civic Facility Revenue, Crouse Health Hospital Inc. Project, LOC-HSBC Bank USA N.A.	0.190%	1/1/23	1,025,000	1,025,000	(a)(b)
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-Commerce Bank N.A.	0.150%	11/1/24	9,855,000	9,855,000	(a)(b)

Total Health Care				49,395,000

Housing: Multi-Family - 18.9%
New York City, NY, HDC, MFH Rent Revenue, Royal Properties, LIQ-FNMA	0.150%	4/15/35	7,700,000	7,700,000	(a)(b)
New York City, NY, HDC, MFH Revenue:
LIQ-JPMorgan Chase	0.190%	5/1/15	11,190,000	11,190,000	(a)(b)
Mtg-33 West Tremont Avenue, LOC-HSBC Bank USA N.A.	0.180%	2/15/38	2,890,000	2,890,000	(a)(b)(c)
New York City, NY, HDC, Multi-Family Mortgage Revenue, Sons of Italy Apartments, LOC-Wells Fargo Bank N.A.	0.190%	2/1/49	7,670,000	7,670,000	(a)(b)
New York City, NY, HDC, Related Monterey, LIQ-FNMA	0.160%	11/15/19	500,000	500,000	(a)(b)
New York State HFA Revenue:
10 Liberty, FHLMC, LIQ-FHLMC	0.160%	5/1/35	30,180,000	30,180,000	(a)(b)
20 River Terrace Housing, LIQ-FNMA	0.170%	5/15/34	200,000	200,000	(a)(b)
360 West 43, FNMA, LIQ-FNMA	0.180%	11/15/33	13,900,000	13,900,000	(a)(b)(c)

Victory Housing, LIQ-FHLMC	0.180%	11/1/33	4,000,000	4,000,000	(a)(b)(c)
Victory Housing, LIQ-FHLMC	0.180%	11/1/33	500,000	500,000	(a)(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Housing: Multi-Family - continued
New York State Housing Finance Agency Revenue:
345 East 94th Street Associates LLC, LIQ- FHLMC	0.180%	11/1/30	$5,500,000	$5,500,000	(a)(b)(c)
600 West, 42nd Street, LOC-Bank of New York Mellon	0.160%	11/1/41	11,000,000	11,000,000	(a)(b)
FNMA, LIQ-FNMA	0.180%	5/15/31	1,500,000	1,500,000	(a)(b)(c)
FNMA, LIQ-FNMA	0.150%	5/15/39	5,000,000	5,000,000	(a)(b)
MFH Secured Mortgage, LIQ-FHLMC	0.180%	11/1/29	200,000	200,000	(a)(b)(c)
Ocean Park Apartments Housing, LIQ-FNMA	0.180%	5/15/35	600,000	600,000	(a)(b)(c)
Shore Hill Housing Associates LP, LIQ-FHLMC	0.170%	5/1/45	6,250,000	6,250,000	(a)(b)
New York, NY, HDC, MFH Revenue, 90 West St., LIQ-FNMA	0.170%	3/15/36	3,370,000	3,370,000	(a)(b)
New York, NY, HDC, MFH Revenue, Aldus St. Apartments, LOC-FNMA	0.180%	6/15/37	5,000,000	5,000,000	(a)(b)(c)

Total Housing: Multi-Family				117,150,000

Housing: Single Family - 4.0%
New York State Housing Finance Agency Revenue:
10 Barclay Street, LIQ-FNMA	0.150%	11/15/37	500,000	500,000	(a)(b)
316 11th Avenue Housing, LIQ-FNMA	0.170%	5/15/41	2,325,000	2,325,000	(a)(b)
600 West, 42nd Street Housing, LOC-Bank of New York Mellon	0.170%	11/1/41	11,700,000	11,700,000	(a)(b)(c)
750 Sixth Avenue, FNMA-Collateralized	0.180%	5/15/31	1,700,000	1,700,000	(a)(b)(c)
Victory Housing, LIQ-FHLMC	0.180%	11/1/33	6,300,000	6,300,000	(a)(b)(c)
Ramapo, NY, Housing Authority Revenue, Spring Valley Homes Redevelopment Project LLC, LIQ-FNMA	0.180%	12/15/38	2,300,000	2,300,000	(a)(b)(c)

Total Housing: Single Family				24,825,000

Industrial Revenue - 5.9%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, Living Residential Corporation Project, LOC-HSBC Bank USA N.A.	0.160%	2/1/37	1,540,000	1,540,000	(a)(b)
Lancaster, NY, IDA, IDR, Sealing Devices Inc. Facility, LOC-HSBC Bank USA N.A.	0.240%	12/1/20	1,640,000	1,640,000	(a)(b)(c)
Monroe County, NY, IDA Revenue, Margaret Woodbury Strong, LOC-JPMorgan Chase	0.190%	4/1/35	3,345,000	3,345,000	(a)(b)
Monroe County, NY, Industrial Development Agency Revenue, Cherry Ridge Independent Living LLC, LOC-HSBC Bank USA N.A.	0.160%	1/1/35	6,785,000	6,785,000	(a)(b)
New York City, NY, IDA Revenue, Children’s Oncology Society, LOC-Bank of New York	0.210%	5/1/21	200,000	200,000	(a)(b)
New York City, NY, IDA, IDR, PS Bibbs Inc., LOC-JPMorgan Chase	0.340%	6/1/21	1,270,000	1,270,000	(a)(b)(c)
New York City, NY, Industrial Development Agency, Civic Facility Revenue:
Auditory, Oral School Project, LOC-Wells Fargo Bank N.A.	0.160%	12/1/32	1,570,000	1,570,000	(a)(b)
Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.160%	7/1/25	4,840,000	4,840,000	(a)(b)
Putnam County, NY, Industrial Development Agency, Civic Facilities Revenue, United Cerebral Palsy Association of Putnam & Southern Dutchess County, LOC-TD Bank N.A.	0.160%	12/1/30	100,000	100,000	(a)(b)
Rockland County, NY, IDA, IDR, Intercos America Inc. Project, LOC-HSBC Bank USA N.A.	0.400%	1/1/21	2,575,000	2,575,000	(a)(b)(c)
Rockland County, NY, Industrial Development Agency, Civic Facility Revenue, Rockland Jewish Community Center Corp., LOC-Wells Fargo Bank N.A.	0.130%	12/1/32	8,245,000	8,245,000	(a)(b)
Suffolk County, NY, IDA, IDR, Spellman/Merrill Realty, LOC-HSBC Bank USA N.A.	0.400%	12/1/20	2,330,000	2,330,000	(a)(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - continued
Suffolk County, NY, IDA, IDR, Third Project Wolf Family, LOC-HSBC Bank USA N.A.	0.400%	10/1/17	$1,390,000	$1,390,000	(a)(b)(c)
Trust for Cultural Resources, NYC Revenue, WNYC Radio Inc., LOC-Wells Fargo Bank N.A.	0.130%	4/1/26	900,000	900,000	(a)(b)

Total Industrial Revenue				36,730,000

Life Care Systems - 0.2%
New York State Dormitory Authority Revenue, Catholic Health System Obligation, LOC-HSBC Bank USA	0.190%	7/1/25	1,375,000	1,375,000	(a)(b)

Public Facilities - 7.0%
New York City, NY, Trust for Cultural Resources Revenue:
American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.130%	4/1/29	8,620,000	8,620,000	(a)(b)
American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.130%	4/1/44	17,250,000	17,250,000	(a)(b)
American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.130%	4/1/44	1,500,000	1,500,000	(a)(b)
Lincoln Center for the Performing Arts Inc., LOC-U.S. Bank N.A.	0.140%	11/1/38	900,000	900,000	(a)(b)
Metropolitan Museum of Art	0.170%	10/1/36	850,000	850,000	(a)(b)
Metropolitan Museum of Art	0.170%	10/1/36	800,000	800,000	(a)(b)
New York Botanical Garden, LOC-JPMorgan Chase	0.170%	7/1/32	2,590,000	2,590,000	(a)(b)
New York State Dormitory Authority Revenue:
Metropolitan Museum of Art	0.190%	7/1/15	4,200,000	4,200,000	(a)(b)
Metropolitan Museum of Art	0.190%	7/1/23	200,000	200,000	(a)(b)
Puerto Rico Commonwealth, Public Improvement, AGM, LOC-Barclays Bank PLC	0.190%	7/1/20	6,600,000	6,600,000	(a)(b)

Total Public Facilities				43,510,000

Tax Allocation - 0.9%
Nassau County, NY, Interim Finance Authority:
Sales Tax Secured, SPA-BNP Paribas	0.170%	11/15/25	500,000	500,000	(a)(b)
Sales Tax Secured, SPA-KBC Bank N.V.	0.170%	11/15/21	5,000,000	5,000,000	(a)(b)
Nassau County, NY, Interim Finance Authority Revenue, Sales Tax Secured, AMBAC	5.000%	11/15/12	220,000	224,694

Total Tax Allocation				5,724,694

Transportation - 8.8%
MTA, NY, Dedicated Tax Fund Revenue:
LOC-Scotiabank	0.150%	11/1/34	17,910,000	17,910,000	(a)(b)
LOC-State Street B&T Co.	0.150%	11/1/22	4,300,000	4,300,000	(a)(b)
MTA, NY, Revenue, LOC-Bank of Nova Scotia	0.160%	11/1/26	4,400,000	4,400,000	(a)(b)
Triborough Bridge & Tunnel Authority, NY, Revenues, LOC-U.S. Bank N.A.	0.160%	1/1/33	23,120,000	23,120,000	(a)(b)
Triborough, Bridge & Tunnel Authority, NY, Revenues, LOC-U.S. Bank N.A.	0.150%	11/1/35	5,000,000	5,000,000	(a)(b)

Total Transportation				54,730,000

Water & Sewer - 7.7%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, SPA-Fortis Bank SA	0.200%	6/15/34	7,370,000	7,370,000	(a)(b)
Second General Resolution, SPA-Bank of Nova Scotia	0.160%	6/15/38	2,100,000	2,100,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Second General Resolution, SPA-Bank of Nova Scotia	0.170%	6/15/38	$9,000,000	$9,000,000	(a)(b)
Second General Resolution, SPA-Fortis Bank S.A.	0.180%	6/15/36	12,200,000	12,200,000	(a)(b)
SPA-Lloyds TSB Bank PLC	0.140%	6/15/24	600,000	600,000	(a)(b)
SPA-Wells Fargo Bank N.A.	0.130%	6/15/35	300,000	300,000	(a)(b)
Suffolk County, NY, Water Authority, BAN, SPA-Bank of Nova Scotia	0.160%	1/15/13	15,900,000	15,900,000	(a)(b)

Total Water & Sewer				47,470,000

TOTAL INVESTMENTS - 100.4% (Cost - $622,393,405#)				622,393,405
Liabilities in Excess of Other Assets - (0.4)%				(2,573,276)

TOTAL NET ASSETS - 100.0%				$619,820,129

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Security is purchased on a when-issued basis.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds

AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds

BAN	— Bond Anticipation Notes

CSD	— Central School District

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GO	— General Obligation

HDC	— Housing Development Corporation

HFA	— Housing Finance Authority

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

LGAC	— Local Government Assistance Corporation

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFH	— Multi-Family Housing

MTA	— Metropolitan Transportation Authority

SPA	— Standby Bond Purchase Agreement - Insured Bonds

TAN	— Tax Anticipation Notes

TFA	— Transitional Finance Authority

XLCA	— XL Capital Assurance Inc. - Insured Bonds

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2012

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
A-1	57.1%
VMIG 1	31.6
SP-1	1.5
AA/Aa	1.4
AAA/Aaa	0.3
MIG 1	0.1
NR	8.0

100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary, then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See pages 8 through 10 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings

The definitions of the applicable rating symbols are set forth below:

Long-Term Security Ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Bond Ratings (continued)

Long-Term Security Ratings (unaudited) (cont’d)

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Bond Ratings (continued)

Short-Term Security Ratings (unaudited) (cont’d)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

SG — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

B — Fitch rating indicating minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term changes in financial and economic conditions.

C — Fitch rating indicating default is a real possibility.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Western Asset New York Tax Free Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments†	—	$622,393,405	—	$622,393,405

†	See Schedule of Investments for additional detailed categorizations.

Notes to schedule of investments (continued)

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting New York.

(c) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Fund’s investments may be dependent in part on the credit quality of the institutions supporting the Fund’s investments and changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2012, the Fund did not invest in derivative instruments and does not have any intention to do so in the future.

3. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 26, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 26, 2012